Financial risk management objectives and policies - Foreign Exchange Risk Narrative (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of risk management strategy related to hedge accounting [line items]
Unrealized (loss) gain in fair value of derivatives designated as cash flow hedges	$ 140,000	$ 13,000	$ 0
Loss reclassified from other comprehensive income	(1,349,000)	0	$ 0
Foreign exchange risk
Disclosure of risk management strategy related to hedge accounting [line items]
Unrealized gain on forward exchange contracts that are not treated as hedges	46,000	300,000
Loss on forward exchange contracts reclassified from other comprehensive income	220	0
Tax recovery on forward exchange contracts	75,000
Reasonably possible increase (decrease) in the value of the U.S. dollar relative to the Canadian dollar	0.01
Loss in income before taxes, based on the balances outstanding	1,138,000	1,151,000
Hedge of net investment in European subsidiary | Foreign exchange risk
Disclosure of risk management strategy related to hedge accounting [line items]
Unrealized (loss) gain in fair value of derivatives designated as cash flow hedges	(3,456,000)
Tax (recovery) expense	(1,176,000)
Operating hedge program | Cash flow hedges | Foreign exchange risk
Disclosure of risk management strategy related to hedge accounting [line items]
Unrealized (loss) gain in fair value of derivatives designated as cash flow hedges	(1,383,000)	13,000
Tax (recovery) expense	(470,000)	$ 4,000
Long-dated forward exchange contract | Cash flow hedges | Foreign exchange risk
Disclosure of risk management strategy related to hedge accounting [line items]
Unrealized (loss) gain in fair value of derivatives designated as cash flow hedges	341,000
Cross currency swap | Cash flow hedges | Foreign exchange risk
Disclosure of risk management strategy related to hedge accounting [line items]
Unrealized (loss) gain in fair value of derivatives designated as cash flow hedges	1,523,000
Tax (recovery) expense	518,000
Loss reclassified from other comprehensive income	$ 1,129,000